Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2025	May 07, 2025	Aug. 02, 2023
Equity, Class of Treasury Stock [Line Items]
Treasury Stock	6,309
Average price at which ordinary shares are repurchased	$ 87.38
Share Repurchase Program August 2023 Member
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount			$ 1,100.0
Share Repurchase Program May 2025 [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 1,000.0
Remaining authority to repurchase outstanding ordinary shares	$ 986.4